Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 342,632	£ 339,115
ECL coverage	2.40%	1.80%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 350,967	£ 345,423
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	290,964	299,266
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	51,006	38,234
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8,997	7,923
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	8,335	6,308
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,033	707
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,564	2,373
Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,738	3,228
Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,098	£ 24,395
ECL coverage	1.30%	0.40%
Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 21,380	£ 24,484
Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	17,256	22,380
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,470	1,749
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	654	355
Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	282	89
Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	44	27
Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	228	57
Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	10	5
Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 322,998	£ 316,543
ECL coverage	0.20%	0.10%
Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 323,780	£ 316,776
Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	272,683	298,760
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	49,421	17,436
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,676	580
Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	782	233
Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	212	70
Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	530	113
Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	40	50
100% | Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,738	3,228
100% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,259	£ 4,695
ECL coverage	41.50%	40.70%
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,997	£ 7,923
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	290,964	299,266
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8,997	7,923
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,738	3,228
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,033	707
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 644	£ 350
ECL coverage	1.50%	1.40%
100% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 654	£ 355
100% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	654	355
100% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	10	5
100% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	10	5
100% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,636	£ 530
ECL coverage	2.40%	8.60%
100% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,676	£ 580
100% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,676	580
100% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	40	50
100% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	40	50
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 85,366	£ 93,582
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 85,407	£ 93,608
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	82,312	91,993
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,095	1,615
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	41	26
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	13
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	13
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	35	13
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,366	£ 7,062
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 6,367	£ 7,065
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,178	6,947
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	189	118
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	3
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	3
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 66,044	£ 86,930
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 66,050	£ 86,933
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	60,525	85,908
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,525	1,025
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	3
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	2
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	1
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 110,965	£ 100,348
ECL coverage	0.10%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 111,024	£ 100,372
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	101,309	92,668
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9,715	7,704
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	59	24
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	34	12
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	34	12
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	25	12
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,188	£ 4,238
ECL coverage	0.20%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,193	£ 4,239
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,765	4,199
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	428	40
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 81,154	£ 71,995
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 81,182	£ 72,001
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	74,860	70,112
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,322	1,889
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	28	6
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	12	5
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	16	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 36,849	£ 33,603
ECL coverage	0.30%	0.10%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 36,960	£ 33,631
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	30,697	29,187
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,263	4,444
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	111	28
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	47	23
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	47	23
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	64	5
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,627	£ 3,055
ECL coverage	0.40%	0.00%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 1,633	£ 3,056
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,468	2,953
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	165	103
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 57,910	£ 54,350
ECL coverage	0.10%	0.00%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 57,974	£ 54,359
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	51,255	53,340
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,719	1,019
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	64	9
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	17	8
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	47	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 39,406	£ 37,340
ECL coverage	0.70%	0.30%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 39,694	£ 37,447
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	34,601	34,515
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,093	2,932
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	288	107
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	120	91
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	120	91
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	168	16
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,038	£ 4,683
ECL coverage	0.90%	0.10%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,076	£ 4,687
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,524	4,551
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	552	136
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	38	4
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	2
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	33	2
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 50,511	£ 45,675
ECL coverage	0.20%	0.00%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 50,600	£ 45,689
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	43,650	44,097
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,950	1,592
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	89	14
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	17	13
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	72	1
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 36,925	£ 39,634
ECL coverage	2.60%	1.00%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,897	£ 40,031
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	29,498	35,690
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8,399	4,341
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	972	397
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	379	210
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	379	210
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	593	187
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,225	£ 3,168
ECL coverage	1.00%	0.50%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,258	£ 3,183
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,712	2,529
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	546	654
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	33	15
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	7
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	25	8
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,652	£ 40,011
ECL coverage	0.60%	0.10%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,902	£ 40,067
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	30,994	36,112
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9,908	3,955
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	250	56
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	119	30
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	131	26
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 15,676	£ 17,018
ECL coverage	9.20%	6.70%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,261	£ 18,231
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8,125	9,041
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9,136	9,190
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,585	1,213
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	302	232
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	302	232
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,283	981
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 675	£ 895
ECL coverage	4.00%	1.30%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 703	£ 907
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	305	663
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	398	244
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	28	12
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	4
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	8
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,533	£ 8,707
ECL coverage	1.30%	0.70%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,673	£ 8,770
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,702	4,913
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,971	3,857
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	140	63
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	27	8
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	113	55
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,674	£ 8,698
ECL coverage	3.40%	1.90%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,942	£ 8,864
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,505	5,235
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,437	3,629
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	268	166
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	73	62
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	73	62
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	195	104
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 587	£ 575
ECL coverage	14.60%	3.00%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 687	£ 593
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	264	421
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	423	172
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	100	18
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	17	9
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	83	9
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 9,979	£ 5,757
ECL coverage	0.40%	0.20%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 10,015	£ 5,768
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,886	3,662
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,129	2,106
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	36	11
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	11	4
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	25	7
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,512	£ 4,197
ECL coverage	22.00%	21.00%
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,785	£ 5,316
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	917	937
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,868	4,379
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,273	1,119
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	72	64
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	72	64
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,201	1,055
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 748	£ 369
ECL coverage	7.50%	7.50%
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 809	£ 399
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	40	117
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	769	282
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	61	30
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	61	30
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,579	£ 2,588
ECL coverage	2.70%	0.80%
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,708	£ 2,609
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	811	616
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,897	1,993
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | ECL | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	129	21
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | ECL | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	124	21
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | ECL | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0